GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
7	GOODWILL

The goodwill of RMB18,674 and RMB22,766 arising from the acquisitions of Jin Xin and Xiangbei, respectively, is mainly for the benefits of entering into the copper business and the synergy effect from running the copper business in different locations in the PRC. All of the goodwill is allocated to the copper business and is not deductible for tax purpose.

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

	Year ended December 31,
	2010	2011
	RMB	RMB
Balance as of January 1	—	18,674
Addition	18,674	22,766
Impairment loss	—	(41,440)

Balance as of December 31	18,674	—

The Group performs its annual goodwill impairment test on December 31.

A two step process is used to test for goodwill impairment under ASC 350-20. The first step is to determine if there is an indication of impairment by comparing the estimated fair value of the reporting unit to its carrying value including existing goodwill. Goodwill is considered impaired if the carrying value of a reporting unit exceeds the estimated fair value. If an indication of impairment exists under the first step, a second step is performed to determine the amount of the impairment. This involves calculating the implied fair value of goodwill by allocating the fair value of the reporting unit to all assets and liabilities other than goodwill and comparing it to the carrying amount of goodwill.

The fair value of the copper business reporting unit for step one was determined based on the quoted market price of the Company’s ADS less the fair value of the biodiesel reporting unit. As a result of the continued significant decline in the price of the Company’s ADS in 2011, the Group’s the first step of the impairment test concluded that the carrying value of the Group’s copper business reporting unit exceeded its fair value. As a result, the Group performed the second step of the goodwill impairment test for the copper business reporting unit. The Group determined that the implied fair value of goodwill was nil. Therefore, a goodwill impairment loss of RMB41,440 was recognized in the year ended December 31, 2011. No impairment was recognized in the year ended December 31, 2010.